Receivables and Related Allowances - Schedule of Accounts Receivable (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Gas utility customer accounts receivable balance	$ 151,775	$ 136,148